Reverse takeover	9 Months Ended
Apr. 30, 2025
Reverse takeover [Abstract]
Reverse takeover
4.	Reverse takeover

On September 12, 2023 (and as amended on May 1, 2024, August 10, 2024 and October 29, 2024), the Company entered into a Business Combination Agreement (“BCA”) with Devv Holdings. The transaction was structured as an amalgamation of Devv Holdings into a wholly owned subsidiary of the Company, following the Company’s redomiciling as an Alberta company, in order to effect the De-SPAC transaction.

Under the BCA, the Company consolidated all of its issued and outstanding common stock on a 1:0.9692 basis. All the outstanding Devv Holdings subordinate voting shares (“SVS”) were exchanged for common stock of the Company on a common conversion ratio of 0.152934 (the “Common Conversion Ratio”). All the outstanding Devv Holdings multiple voting shares (“MVS”), being the equivalent of 10 SVS, were exchanged for common stock of the Company on the basis of the Common Conversion Ratio. In addition, all of the outstanding convertible securities of Devv Holdings were exchanged for securities of the Company on the basis of the Common Conversion Ratio, with corresponding adjustments to exercise prices, and otherwise on substantially the same economic terms and conditions. The De-SPAC transaction was completed on November 6, 2024.

In consideration for the De-SPAC transaction, the Company issued 4,657,479 common shares to the former holders of SVS of Devv Holdings and 7,111,405 common shares to the former holders of MVS of Devv Holdings. The former shareholders of the Company retained 5,159,209 shares. The fair value per share was estimated to be $0.61 (CAD$0.85) based on the last trading price of Devv Holdings on the Cboe Exchange.

As at November 6, 2024, the Company had 22,699,987 warrants outstanding, each exercisable at $1.52 for 0.9692 common shares, expiring on November 6, 2029. The fair value of the warrants was estimated to be $7,196,286 based on the Black-Scholes Option Pricing Model using the following assumptions: share price – $0.61, expected dividend yield – 0%, expected volatility – 87%, risk-free interest rate – 3.12% and an expected remaining life – 5 years. Expected volatility was estimated by using the average of historical volatility of Devv Holdings and of public traded companies that the Company considers to be comparable. The expected warrant life represents the period of time that warrants granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the warrants.

Immediately after the completion of the De-SPAC transaction, the former holders of Devv Holdings’ shares owned 70% of the shares of the combined entity. As a result of the De-SPAC transaction, the former shareholders of Devv Holdings acquired control of the Company, thereby constituting an RTO of the Company. The RTO was determined to be a purchase of the Company’s net assets by the shareholders of Devv Holdings.

The De-SPAC transaction was accounted for as a capital transaction of Devv Holdings and equivalent to the issuance of shares by Devv Holdings for the net assets of the Company accompanied by a recapitalization as the Company did not qualify as a business according to the definition of ASC Topic 805, Business Combinations, and met the definition of a non-operating public shell. As a result, the transaction has been accounted for as an asset acquisition with Devv Holdings being identified as the acquirer and the Company being treated as the accounting acquiree with the transaction being measured at the fair value of the equity consideration issued to the Company’s shareholders. Devv Holdings is the continuing entity.

The excess of the fair value of the shares issued over the value of the net monetary assets acquired has been recognized as a reduction in equity.
The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (5,159,209 post 1:0.9692 consolidation shares at $0.61 (CAD$0.85))	$3,147,178
Fair value of replacement warrants of the Company	7,196,286
Total consideration	$10,343,403

Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	$1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 9)	(3,000,000)
Total net assets (liabilities)	$(13,205,484)

Reduction to additional paid in capital as a result of the recapitalization	$23,548,887